Financial risk management objectives and policies - Interest Rate Risk Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Term loan
Disclosure of risk management strategy related to hedge accounting [line items]
Amount outstanding under the term loan	$ 152.4
Interest rate (as a percent)	6.50%
Term loan | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Reasonably possible increase in average interest rate (as a percent)	1.00%
Increase in interest expense from change in average interest rate	$ 1.5	$ 1.5
Revolving facility | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Reasonably possible increase in average interest rate (as a percent)	1.00%
Increase in interest expense from change in average interest rate	$ 0.6	$ 0.6